Goodwill and Intangible Assets - Expected Lives (Details)	12 Months Ended
Dec. 30, 2016
Minimum
Finite-lived intangible assets
Useful lives of intangible assets	2 years
Maximum
Finite-lived intangible assets
Useful lives of intangible assets	10 years